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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: June 30, 1999

Check here if Amendment (    ); Amendment Number:
This Amendment (Check only one.):
(    ) is a restatement.
(    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    The Variable Annuity Life Insurance Company*
Address: 2929 Allen Parkway
         Houston, TX 77019

13F File Number: 28-87

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Richard W. Scott
Title: Vice President and Chief Investment Officer
Phone: 713-522-1111

Signature, Place, and Date of Signing:

/s/RICHARD W. SCOTT           Houston, Texas       AUGUST 12, 1999
-------------------           --------------       ---------------
Richard W. Scott              City, State          Date
Vice President and Chief Investment Officer

* American General Investment Management, L.P., an affiliate of American General Corporation, acts as the investment adviser for the general account assets of each of the Institutional Investment Managers and their subsidiaries.

Report Type (check only one.):
( ) 13F Holdings Report.
(X) 13F Notice.
( ) 13F Combination Report.


List of Other Managers Reporting for this Manager:
American General Corporation

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.